Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of borrowing costs [Abstract]
Schedule of short-term debt

Short-term Debt	December 31, 2020	December 31, 2019
($ millions)
Commercial paper(1)	—	550
Bankers' Acceptances	40	—
(1) The weighted average interest rate as at December 31, 2019 was 1.98% per annum.
Schedule of long-term debt

		Canadian $ Amount		U.S. $ Denominated
Long-term Debt	Maturity	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
($ millions)
Long-term debt
Syndicated Credit Facility	2022	350	—	—	—
3.95% notes(1)(3)	2022	637	648	500	500
4.00% notes(1)(3)	2024	957	973	750	750
3.55% notes(4)	2025	750	750	—	—
3.60% notes(4)	2027	750	750	—	—
3.50% notes(4)	2028	1,250	—	—	—
4.40% notes(1)(3)	2029	957	973	750	750
6.80% notes(1)(3)	2037	493	501	387	387
Debt issue costs(2)		(27)	(25)	—	—
Long-term debt		6,117	4,570	2,387	2,387
Long-term debt due within one year
5.00% notes(4)	2020	—	400	—	—
Long-term debt due within one year		—	400	—	—
(1)    The U.S. dollar denominated debt is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 25 for Foreign Currency Risk Management.
(2)    Calculated using the effective interest rate method.
(3) The 3.95%, the 4.00%, the 4.40% and the 6.80% notes represent unsecured securities under a trust indenture dated September 11, 2007.
(4) The 5.00%, the 3.55%, the 3.60% and the 3.50% notes represent unsecured securities under a trust indenture dated December 21, 2009.
Reconciliation of changes of liabilities to cash flows from financing activities
Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities

	Liabilities
($ millions)	Short-term debt	Long-term debt due within one year	Long-term debt	Other long-term liabilities	Lease liabilities due within one year	Lease liabilities
December 31, 2019	550	400	4,570	454	109	1,353
Changes from financing cash flows
Long-term debt issuance, net	—	(1,400)	2,600	—	—	—
Short-term debt issuance, net	(510)	—	—	—	—	—
Debt issue costs	—	—	(7)	—	—	—
Finance lease payments	—	—	—	—	(111)	—
Total change from financing cash flows	(510)	(1,400)	2,593	—	(111)	—
Other changes – liability-related
Foreign exchange	—	—	—	(1)	—	—
Fair value changes	—	—	—	8	—	32
Net additions of lease liabilities	—	—	—	—	—	23
Reclassification	—	1,000	(1,000)	—	107	(107)
Deferred revenue	—	—	—	(115)	—	—
Amortization of debt issuance costs	—	—	4	—	—	—
Foreign exchange recognized in OCI	—	—	(50)	—	(1)	(2)
Other	—	—	—	64	(2)	(1)
Total other changes – liability related	—	1,000	(1,046)	(44)	104	(55)
December 31, 2020	40	—	6,117	410	102	1,298